Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The carrying amount of intangible assets, excluding EUAs, is as follows:

	As at
	December 31, 2024	December 31, 2023
	$	$
Customer relationships At cost of $5.7 million, less accumulated amortization of $5.4 million (2023 - cost of $5.7 million, less accumulated amortization of $5.0 million) (1)	307	658
	307	658
(1)The customer relationships are being amortized over a weighted average amortization period of 10 years. Amortization of intangible assets for the year ended December 31, 2024 was $0.4 million (2023 - $0.4 million, 2022 - $0.4 million). The remaining balance of $0.3 million is expected to be amortized in 2025